Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets Liabilities [Abstract]
Fair Value of Assets (Liabilities)

Fair value information:
As of December 31, 2018	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$’000	US$’000	US$’000	US$’000
Financial assets (liabilities) - derivatives (Note 11.(a))
Foreign exchange forward contract	(142)	—	(142)	—
Financial assets at fair value through other comprehensive income (Note 11.(a))
Unquoted equity instrument
Thai Metal Processing Co., Ltd.	2,332	—	—	2,332
Assets for which fair values are disclosed:
Investment properties (Note 17)
Land	10,656	—	—	10,656
Office buildings	1,397	—	—	1,397

Fair value information:
As of December 31, 2017	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$’000	US$’000	US$’000	US$’000
Financial assets (liabilities) - derivatives (Note 11.(a))
Foreign exchange forward contract	(139)	—	(139)	—
Available-for-sale financial assets (Note 11.(a))
Unquoted equity instrument
Thai Metal Processing Co., Ltd.	2,747	—	—	2,747
Assets for which fair values are disclosed:
Investment properties (Note 17)
Land	9,548	—	—	9,548
Office buildings	1,303	—	—	1,303